INCOME TAXES - Tax Credits and Other Tax Benefits (Details) - Basque Country in Spain $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	$ 65
Unrecognized	430
Total	495
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	2
Total	2
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2028 - 2043
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	65
Unrecognized	424
Total	$ 489